Provisions - Employee obligations - North America plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 33,918
Service cost	463
Borrowing costs	1,044
Actuarial differences	(8,814)
Benefits paid	(1,032)
Exchange differences	(1,816)
Obligations at end of year	$ 23,763	$ 33,918
Disclosure of fair value of plan assets [abstract]
Equity	31.00%	31.00%
Fixed Income Securities	14.00%	14.00%
Assets held by insurance company	55.00%	55.00%
Total	100.00%	100.00%
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 22,431
Fair value of plan assets at the end of the year	17,777	$ 22,431
North America | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,349
Obligations at end of year	18,266	25,349
North America | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,569
Obligations at end of year	5,497	8,569
USA | Pension Plans
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	14
Fair value of plan assets at the end of the year		14
CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,349
Obligations at end of year	18,266	25,349
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	22,417
Fair value of plan assets at the end of the year	17,777	22,417
CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,569
Obligations at end of year	5,497	8,569
Present value of defined benefit obligation [member] | CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	25,349
Service cost	162
Borrowing costs	773
Actuarial differences	(5,774)
Benefits paid	(870)
Exchange differences	(1,374)
Obligations at end of year	18,266	25,349
Present value of defined benefit obligation [member] | CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,569
Service cost	301
Borrowing costs	271
Actuarial differences	(3,040)
Benefits paid	(162)
Exchange differences	(442)
Obligations at end of year	5,497	8,569
Plan assets [member] | North America
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	22,417
Interest income on assets	690
Benefits paid	(870)
Actuarial return (loss) on plan assets	(3,496)
Exchange Differences	(1,269)
Other	305
Fair value of plan assets at the end of the year	17,777	22,417
Plan assets [member] | CANADA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	22,417
Interest income on assets	690
Benefits paid	(870)
Actuarial return (loss) on plan assets	(3,496)
Exchange Differences	(1,269)
Other	305
Fair value of plan assets at the end of the year	$ 17,777	$ 22,417